	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.6%			Entertainment Content - 1.5%
Apparel & Textile Products - 0.9%			17,500	Activision Blizzard, Inc.	$ 1,461,600
12,000	NIKE, Inc.	$ 1,342,680	6,350	Walt Disney Co.	837,375
					2,298,975
Asset Management - 1.5%			Healthcare Facilities & Services - 2.3%
4,000	BlackRock, Inc.	2,376,760	11,500	UnitedHealth Group, Inc.	3,594,325

Banking - 3.3%			Home Construction - 1.9%
100,385	Bank of America Corp.	2,583,910	50,000	Masco Corp.	2,915,000
19,300	JPMorgan Chase & Co.	2,484,712
		5,068,622	Household Products - 1.6%
Beverages - 2.0%			17,800	Procter & Gamble Co.	2,462,274
14,000	Monster Beverage Corp. *	1,174,040
14,200	PepsiCo, Inc.	1,988,852	Institutional Financial Services - 3.5%
		3,162,892	2,600	Goldman Sachs Group, Inc.	532,662
Biotechnology & Pharmaceuticals - 7.1%			28,150	Intercontinental Exchange, Inc.	2,990,375
12,500	Amgen, Inc.	3,166,500	35,000	Morgan Stanley	1,829,100
7,000	Bristol-Myers Squibb Co.	435,400			5,352,137
18,500	Johnson & Johnson	2,838,085	Insurance - 1.4%
27,900	Merck & Co., Inc.	2,379,033	9,550	Berkshire Hathaway, Inc. *	2,082,282
54,500	Pfizer, Inc.	2,059,555
		10,878,573	Internet Media & Services - 10.8%
Chemicals - 2.6%			3,700	Alphabet, Inc. - Class A *	6,029,261
2,700	Air Products & Chemicals, Inc.	789,102	16,300	Facebook, Inc. *	4,779,160
3,900	Ecolab, Inc.	768,612	9,250	Netflix, Inc. *	4,898,430
3,000	International Flavors & Fragrances, Inc.	371,370	20,000	Twitter, Inc. *	811,600
3,100	Sherwin-Williams Co.	2,080,255			16,518,451
		4,009,339	Leisure Facilities & Services - 2.2%
Construction Materials - 0.6%			7,000	Domino's Pizza, Inc.	2,862,720
7,100	Vulcan Materials Co.	852,000	2,600	McDonald's Corp.	555,152
					3,417,872
Diversified Industrials - 1.1%			Medical Equipment & Devices - 5.3%
10,000	Honeywell International, Inc.	1,655,500	14,750	Abbott Laboratories	1,614,682
			5,000	Danaher Corp.	1,032,350
E-Commerce Discretionary - 6.0%			11,400	Medtronic PLC	1,225,158
2,650	Amazon.com, Inc. *	9,145,044	10,450	Stryker Corp.	2,070,772
			5,245	Thermo Fisher Scientific, Inc.	2,250,000
Electric Utilities - 1.7%					8,192,962
9,400	Dominion Energy, Inc.	737,336	Oil & Gas Producers - 2.0%
2,250	Duke Energy Corp.	180,765	12,500	Chevron Corp.	1,049,125
3,300	NextEra Energy, Inc.	921,261	9,000	Exxon Mobil Corp.	359,460
13,750	Southern Co.	717,475	2,053	Occidental Petroleum Corp.	26,155
		2,556,837	18,000	Phillips 66	1,052,460
			9,700	Valero Energy Corp.	510,123
					2,997,323

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.6% (Continued)			Technology Services - 5.5%
REITS - 1.5%			6,000	PayPal Holdings, Inc. *	$ 1,224,840
3,000	Alexandria Real Estate Equities, Inc.	$ 505,140	34,000	Visa, Inc.	7,207,660
2,900	American Tower Corp.	722,535			8,432,500
3,500	Boston Properties, Inc.	304,045	Telecommunications - 0.6%
3,700	Public Storage	785,880	15,000	Verizon Communications, Inc.	889,050
		2,317,600
Retail - 6.1%			Transportation & Logistics - 2.6%
6,000	Costco Wholesale Corp.	2,085,960	9,000	FedEx Corp.	1,978,560
9,900	Home Depot, Inc.	2,821,896	2,800	Union Pacific Corp.	538,832
20,050	TJX Cos., Inc.	1,098,539	9,000	United Parcel Service, Inc.	1,472,580
24,300	Walmart, Inc.	3,374,055			3,989,972
		9,380,450	Wholesale - Consumer Staples - 0.7%
Semiconductors - 1.4%			17,500	Sysco Corp.	1,052,450
15,000	Intel Corp.	764,250
11,250	QUALCOMM, Inc.	1,339,875	TOTAL COMMON STOCK (Cost - $59,335,347)		151,042,050
		2,104,125
Software - 13.1%			MONEY MARKET FUND - 1.4%
10,000	Adobe, Inc. *	5,133,900	2,115,196	BlackRock Liquidity Funds Treasury
36,500	Microsoft Corp.	8,231,845		Trust Fund - Institutional Shares, 0.03% (a)	2,115,196
19,000	Oracle Corp.	1,087,180	TOTAL MONEY MARKET FUND		2,115,196
20,700	salesforce.com, Inc. *	5,643,855	(Cost - $2,115,196)
		20,096,780
Specialty Finance - 0.4%			TOTAL INVESTMENTS - 100.0%
8,000	Capital One Financial Corp.	552,240	(Cost - $61,450,543)		$ 153,157,246
			Other assets less liabilities - 0.0% ^		82,858
Technology Hardware - 7.4%			TOTAL NET ASSETS - 100.0%		$ 153,240,104
80,000	Apple, Inc.	10,323,200
24,250	Cisco Systems, Inc.	1,023,835
		11,347,035

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.
^ Represents less than 0.05%.

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 70.0%			Electric Ultilities - 5.0%
Aerospace / Defense - 2.0%				Duke Energy Florida LLC
	Boeing Co.		$ 250,000	3.10%, due 8/15/2021	$ 254,993
$ 250,000	2.25%, due 6/15/2026	$ 245,386		Georgia Power Co.
1,000,000	3.25%, due 3/1/2028	994,202	2,000,000	3.25%, due 3/30/2027	2,205,419
	General Dynamics Corp.			National Rural Utilities Cooperative Finance Corp.
500,000	2.25%, due 11/15/2022	519,054	2,000,000	2.30%, due 11/1/20	2,002,719
		1,758,642			4,463,131
Apparel & Textile Products - 1.2%			Entertainment - 0.4%
	Ralph Lauren Corp.			TWDC Enterprises 18 Corp.
1,000,000	3.75%, due 9/15/2025	1,124,448	300,000	3.15%, due 9/17/2025	335,019

Automotive - 2.2%			Food - 2.3%
	American Honda Finance Corp.			Hershey Co.
2,000,000	3.15%, due 1/8/2021	2,019,659	1,000,000	1.70%, due 6/1/2030	1,032,416
				Hormel Foods Corp.
Banking - 9.8%			1,000,000	1.8%, due 6/11/2030	1,036,174
	Bank of America Corp.				2,068,590
500,000	4.183%, due 11/25/2027	577,326	Healthcare Facilities & Services - 1.3%
	Citigroup, Inc.			CVS Health Corp.
500,000	4.45%, due 9/29/2027	581,626	1,000,000	4.30%, due 3/25/2028	1,178,004
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	1,115,221	Household Products/Wares - 0.6%
1,000,000	3.125%, due 1/23/2025	1,092,262		Kimberly-Clark Corp.
500,000	3.30%, due 4/1/2026	561,830	500,000	2.40%, due 3/1/2022	515,286
	PNC Financial Services Group, Inc.
500,000	3.45%, due 4/23/2029	580,544	Institutional Financial Services - 5.0%
	US BanCorp.			Bank of New York Mellon Corp.
500,000	3.60%, due 9/11/2024	556,778	1,000,000	3.25%, due 5/16/2027	1,135,606
500,000	3.10%, due 4/27/2026	561,223		Goldman Sachs Group, Inc.
	Wells Fargo & Co.		500,000	3.625%, due 1/22/2023	536,949
2,000,000	3.45%, due 2/13/2023	2,128,212	500,000	3.85%, due 1/26/2027	570,213
1,000,000	3.00%, due 2/19/2025	1,085,720		Morgan Stanley
		8,840,742	1,000,000	3.625%, due 1/20/2027	1,143,391
Beverages - 3.2%			1,000,000	3.95%, due 4/23/2027	1,137,535
	Anheuser-Busch InBev Worldwide, Inc.				4,523,694
2,000,000	4.00%, due 4/13/2028	2,319,783	Insurance - 2.5%
	Coca-Cola Co.			American International Group, Inc.
500,000	2.55%, due 6/1/2026	551,366	1,000,000	3.90%, due 4/1/2026	1,144,610
		2,871,149		Berkshire Hathaway Finance Corp.
Biotech & Pharmaceuticals - 3.0%			550,000	1.85%, due 3/12/2030	572,767
	Bristol-Myers Squibb Co.			MetLife, Inc.
805,000	3.95%, due 10/15/2020	808,275	500,000	3.00%, due 3/1/2025	555,198
	Gilead Sciences, Inc.				2,272,575
500,000	2.55%, due 9/1/2020	500,000	Machinery - 2.9%
	Merck & Co., Inc.			Caterpillar Financial Services Corp.
1,000,000	2.80%, due 5/18/2023	1,068,048	1,237,000	3.35%, due 12/7/2020	1,247,047
	Pfizer, Inc.			Deere & Co.
250,000	2.75%, due 6/3/2026	279,273	1,000,000	5.375%, due 10/16/2029	1,324,781
		2,655,596			2,571,828
Cable & Satellite - 1.1%			Medical Equipment & Devices - 1.1%
	TCI Communications, Inc.			Stryker Corp.
750,000	7.875%, due 2/15/2026	1,022,457	1,000,000	1.95%, due 6/15/2030	1,028,452

Chemicals - 1.2%			Oil & Gas - 4.0%
	Air Products & Chemicals, Inc.			BP Capital Markets PLC
500,000	2.75%, due 2/3/2023	528,568	1,000,000	2.75%, due 5/10/2023	1,054,977
	Praxair, Inc.		1,000,000	3.535%, due 11/4/2024	1,109,885
500,000	2.45%, due 2/15/2022	512,980	500,000	3.017%, due 1/16/2027	541,715
		1,041,548		Occidental Petroleum Corp.
			1,000,000	3.40%, due 4/15/2026	888,380
					3,594,957

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 70.0% (Continued)			Transportation - 0.6%
REIT - 0.6%				Union Pacific Corp.
	Simon Property Group LP		$ 500,000	2.75%, due 4/15/2023	$ 527,642
$ 500,000	3.375%, due 6/15/2027	$ 539,069
			TOTAL CORPORATE BONDS
Retail - 3.8%			(Cost - $59,302,064)		62,914,974
	Home Depot, Inc.
750,000	2.95%, due 6/15/2029	846,247	U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.1%
	Lowe's Cos., Inc.		Government Agencies - 27.1%
1,000,000	3.10%, due 5/3/2027	1,117,514		Fannie Mae Pool
	Target Corp.		1,354,563	3.00%, due 8/1/2029	1,424,858
250,000	2.50%, due 4/15/2026	274,411	1,028,332	3.00%, due 12/1/2029	1,082,529
	TJX Cos., Inc.		1,770,951	3.00%, due 2/1/2030	1,866,007
1,000,000	3.875%, due 4/15/2030	1,189,955		Federal Farm Credit Banks Funding Corp.
		3,428,127	2,000,000	2.35%, due 8/14/2024	2,158,528
Semiconductors - 4.5%			500,000	3.10%, due 12/6/2024	557,908
	Intel Corp.		750,000	2.62%, due 11/17/2025	833,266
500,000	2.45%, due 11/15/2029	544,660	1,000,000	2.875%, due 1/18/2028	1,154,324
1,000,000	3.90%, due 3/25/2030	1,216,924	2,000,000	3.15%, due 4/3/2028	2,346,746
	NVIDIA Corp.		1,500,000	3.73%, due 9/20/2028	1,552,216
1,250,000	2.85%, due 4/1/2030	1,395,901	2,000,000	3.27%, due 3/22/2029	2,042,318
	Texas Instruments, Inc.			Federal Home Loan Banks
800,000	2.25%, due 9/4/2029	858,540	2,000,000	2.75%, due 12/13/2024	2,203,222
		4,016,025	1,000,000	2.625%, due 9/12/2025	1,109,524
Software - 1.2%			1,000,000	2.60%, due 12/4/2025	1,114,994
	Oracle Corp.		500,000	2.70%, due 12/29/2025	558,322
500,000	3.40%, due 7/8/2024	550,178	1,000,000	3.25%, due 9/8/2028	1,189,216
500,000	2.95%, due 4/1/2030	560,344	3,000,000	3.40%, due 3/14/2029	3,125,737
		1,110,522	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,319,715
Technology Hardware - 5.4%			(Cost - $22,562,169)
	Apple, Inc.
1,000,000	2.90%, due 9/12/2027	1,126,058	Shares
1,500,000	1.65%, due 5/11/2030	1,557,994	MONEY MARKET FUND - 2.1%
	Cisco Systems, Inc.			BlackRock Liquidity Funds Treasury
1,000,000	1.85%, due 9/20/2021	1,015,692	1,912,683	Trust Fund - Institutional Shares, 0.03% (a)	1,912,683
1,000,000	3.50%, due 6/15/2025	1,144,487	TOTAL MONEY MARKET FUND
		4,844,231	(Cost - $1,912,683)
Technology Services - 0.7%
	IBM Credit LLC		TOTAL INVESTMENTS - 99.2%
600,000	3.45%, due 11/30/2020	604,697	(Cost - $83,776,916)		$ 89,147,372
			Other assets less liabilities - 0.8%		719,432
Telecommunications - 4.4%			TOTAL NET ASSETS - 100.0%		$ 89,866,804
	AT&T, Inc.
1,000,000	3.60%, due 2/17/2023	1,070,917
1,000,000	4.35%, due 3/1/2029	1,190,921
	Verizon Communications, Inc.
1,000,000	5.15%, due 9/15/2023	1,138,273
500,000	4.15%, due 3/15/2024	558,773
		3,958,884

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of  Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.   Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.   The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2020 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 151,042,050	$ -	$ -	$ 151,042,050
Money Market Fund	2,115,196	-	-	2,115,196
Total	$ 153,157,246	$ -	$ -	$ 153,157,246

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 62,914,974	$ -	$ 62,914,974
U.S. Government Agency Obligations	-	24,319,715	-	24,319,715
Money Market Fund	1,912,683	-	-	1,912,683
Total	$ 1,912,683	$ 87,234,689	$ -	$ 89,147,372
*Refer to the Schedule of Investments for industry classifications.
The Funds did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$ 61,450,543	$ 93,244,682	$ (1,537,979)	$ 91,706,703
Intermediate Bond	83,776,916	5,534,769	(164,313)	5,370,456